UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02338
Allmerica Securities Trust
(Name of Registrant)
440 Lincoln Street Worcester, Massachusetts		01653
(Address of Principal Executive Offices)		(Zip code)
George M. Boyd, Trust Secretary Allmerica Financial 440 Lincoln Street Worcester, MA 01653
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:		(508) 855-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1.  Schedule of Investments.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (h) - 0.3%

	Freddie Mac - 0.3%
$101,814	5.00%, 05/15/21	NR	$103,611
155,165	6.00%, 10/15/07	NR	160,049
			263,660

	Total U.S. Government Agency Mortgage-Backed Obligations		263,660
	(Cost $267,716)

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT OBLIGATIONS - 2.6%

	U.S. Treasury Bond - 2.5%
1,390,000	5.38%, 02/15/31 (a)	NR	1,489,038
225,000	6.00%, 02/15/26 (a)	NR	256,526
450,000	6.25%, 05/15/30	NR	534,094
			2,279,658

	U.S. Treasury Note - 0.1%
110,000	2.25%, 02/15/07	NR	108,827

	Total U.S. Government Obligations		2,388,485
	(Cost $2,247,046)

Par Value		Moody’s Ratings	Value
CORPORATE NOTES AND BONDS - 76.1%

	Auto Manufacturers - 1.3%
500,000	DaimlerChrysler North America Holding Corp.
	8.50%, 01/18/31	A3	611,203
500,000	General Motors Corp. (a)
	7.20%, 01/15/11	Baa1	529,534
			1,140,737

	Auto Parts & Equipment - 0.6%
460,000	Lear Corp.
	8.11%, 05/15/09	Baa3	531,114

	Banks - 10.8%
880,000	Bank of America Corp.
	4.88%, 09/15/12	Aa2	897,593
500,000	Bank of America Corp.
	5.25%, 12/01/15	Aa3	508,056
450,000	Bank of New York Co., Inc.
	3.75%, 02/15/08	Aa3	454,805
1,000,000	Bank of New York Co., Inc.
	6.38%, 04/01/12	A1	1,105,705
450,000	BB&T Corp. (b)
	6.38%, 06/30/05	A2	462,290
655,000	Fifth Third Bank
	4.50%, 06/01/18	Aa3	616,088

$500,000	Firstar Corp.
	7.13%, 12/01/09	Aa3	$574,503
450,000	HSBC Bank USA, Inc.
	4.63%, 04/01/14	A1	441,196
450,000	Marshall & Ilsley Corp.
	4.38%, 08/01/09	A1	458,596
420,000	National City Bank of Indiana
	4.88%, 07/20/07	Aa3	436,455
250,000	Northern Trust Co.
	6.65%, 11/09/04	Aa3	251,117
350,000	PNC Funding Corp.
	6.13%, 02/15/09	A3	379,037
200,000	Suntrust Banks, Inc.
	6.38%, 04/01/11	Aa3	222,984
125,000	Suntrust Banks, Inc.
	7.75%, 05/01/10	A1	146,676
500,000	U.S. Bancorp, MTN
	5.10%, 07/15/07	Aa3	522,899
455,000	US Bank National Cincinnati
	6.50%, 02/01/08	Aa3	496,507
475,000	Wachovia Bank N.A.
	4.85%, 07/30/07	Aa2	494,914
450,000	Wachovia Corp.
	4.95%, 11/01/06	Aa3	467,375
450,000	Wells Fargo & Co.
	5.13%, 09/01/12	Aa2	462,520
440,000	Zions Bancorporation
	5.65%, 05/15/14	Baa1	456,240
			9,855,556

	Beverages - 1.1%
450,000	Anheuser-Busch Cos., Inc.
	4.63%, 02/01/15	A1	445,786
500,000	Bottling Group LLC
	4.63%, 11/15/12	Aa3	505,202
			950,988

	Chemicals - 0.8%
200,000	Du Pont (E.I.) De Nemours and Co.
	8.25%, 09/15/06	Aa3	219,671
500,000	Praxair, Inc.
	6.63%, 10/15/07	A3	546,143
			765,814

	Cosmetics & Personal Care - 2.3%
500,000	Kimberly-Clark Corp.
	7.10%, 08/01/07	Aa2	554,618
300,000	Procter & Gamble Co.
	4.75%, 06/15/07	Aa3	312,516
1,000,000	Procter & Gamble Co.
	8.50%, 08/10/09	Aa3	1,200,450
			2,067,584

	Diversified Financial Services - 13.9%
$500,000	American Express Co.
	3.75%, 11/20/07	A1	$505,135
580,000	Bear Stearns Cos., Inc.
	4.00%, 01/31/08	A1	587,962
725,000	Capital One Bank
	4.88%, 05/15/08	Baa2	750,908
920,000	Capital One Bank
	5.75%, 09/15/10	Baa2	980,778
280,000	CIT Group, Inc., MTN
	5.13%, 09/30/14	A2	279,666
500,000	Citifinancial
	6.75%, 07/01/07	Aa1	543,842
460,000	Ford Motor Credit Co.
	6.50%, 01/25/07	A3	487,223
400,000	Ford Motor Credit Co.
	6.88%, 02/01/06	A3	418,569
825,000	Ford Motor Credit Co.
	7.25%, 10/25/11	A3	892,763
10,000	Ford Motor Credit Co.
	7.38%, 10/28/09	A3	10,953
500,000	General Electric Capital Corp.
	8.75%, 05/21/07	Aaa	570,499
500,000	General Electric Capital Corp., MTN
	4.25%, 01/15/08	Aaa	513,047
380,000	General Motors Acceptance Corp., MTN (b)
	2.88%, 10/20/05	A3	382,986
450,000	Goldman Sachs Group, Inc.
	5.70%, 09/01/12	Aa3	475,505
500,000	Household Finance Corp.
	8.00%, 07/15/10	A1	590,990
425,000	J. Paul Getty Trust
	5.88%, 10/01/33	Aaa	439,172
222,011	Jones (Edward D.) & Co., LP (c) (d)
	7.95%, 04/15/06	NR	233,123
500,000	Lehman Brothers Holdings, Inc.
	4.00%, 01/22/08	A1	507,891
605,000	MBNA Corp., MTN
	4.63%, 08/03/09	Baa2	618,124
350,000	MBNA Corp., MTN
	6.25%, 01/17/07	Baa2	370,695
85,000	MBNA Corp., MTN
	7.50%, 03/15/12	Baa2	98,278
630,000	Morgan Stanley
	4.75%, 04/01/14	A1	609,888
495,000	Morgan Stanley
	6.60%, 04/01/12	Aa3	551,972
550,000	Pitney Bowes Credit Corp.
	8.55%, 09/15/09	Aa3	654,314
500,000	Toyota Motor Credit Corp.
	5.50%, 12/15/08	Aaa	534,960
			12,609,243

	Electric - 5.5%
$550,000	AmerenEnergy Generating
	7.75%, 11/01/05	A3	$578,579
505,000	Centerpoint Energy, Inc.
	5.88%, 06/01/08	Ba2	527,180
375,000	Consolidated Edison Co. of New York
	4.70%, 06/15/09	A1	388,877
425,000	Detroit Edison Co.
	6.13%, 10/01/10	A3	465,920
563,466	East Coast Power LLC
	7.07%, 03/31/12	Baa3	577,457
250,000	Entergy Gulf States, Inc.
	3.60%, 06/01/08	Baa3	247,138
450,000	FirstEnergy Corp.
	6.45%, 11/15/11	Baa3	490,892
500,000	FirstEnergy Corp.
	7.38%, 11/15/31	Baa3	561,546
225,000	Florida Power & Light
	6.88%, 12/01/05	Aa3	235,957
450,000	Pacific Gas & Electric Co.
	6.05%, 03/01/34	Baa2	458,011
450,000	TXU Energy Co.
	7.00%, 03/15/13	Baa2	508,087
			5,039,644

	Environmental Control - 1.6%
450,000	Allied Waste North America (a) (e)
	6.50%, 11/15/10	Ba3	445,500
500,000	Allied Waste North America
	8.50%, 12/01/08	Ba3	542,500
490,000	Waste Management, Inc.
	7.00%, 10/01/04	Baa3	490,000
			1,478,000

	Food - 4.4%
525,000	Conagra Foods, Inc.
	7.50%, 09/15/05	Baa1	546,599
675,000	Delhaize America, Inc.
	8.13%, 04/15/11	Ba1	770,866
460,000	General Mills, Inc.
	6.00%, 02/15/12	Baa2	495,477
470,000	Kroger Co. (a)
	5.50%, 02/01/13	Baa2	486,774
350,000	Kroger Co.
	6.38%, 03/01/08	Baa3	379,470
450,000	Safeway, Inc.
	6.50%, 03/01/11	Baa2	491,832
830,000	Unilever Capital Corp.
	5.90%, 11/15/32	A1	860,072
			4,031,090

	Forest Products & Paper - 1.9%
500,000	International Paper Co.
	5.30%, 04/01/15	Baa2	497,217
500,000	International Paper Co.
	5.50%, 01/15/14	Baa2	511,996
750,000	Rock-Tenn Co.
	5.63%, 03/15/13	Baa3	760,280
			1,769,493

	Health Care-Products - 0.2%
$120,000	Johnson & Johnson
	6.73%, 11/15/23	Aaa	$140,294

	Health Care-Services - 1.2%
550,000	HCA, Inc.
	6.75%, 07/15/13	Ba1	584,705
450,000	UnitedHealth Group, Inc.
	7.50%, 11/15/05	A3	473,888
			1,058,593

	Home Builders - 1.7%
920,000	D.R. Horton, Inc.
	5.00%, 01/15/09	Ba1	936,100
500,000	Pulte Homes, Inc.
	8.13%, 03/01/11	Baa3	586,815
			1,522,915

	Insurance - 0.5%
450,000	Marsh & McLennan Cos., Inc.
	4.85%, 02/15/13	A2	449,055

	Lodging - 1.0%
500,000	Harrah’s Operating Co., Inc.
	7.13%, 06/01/07	Baa3	542,506
350,000	Park Place Entertainment Corp.
	8.13%, 05/15/11	Ba2	404,250
			946,756

	Media - 5.5%
550,000	AOL Time Warner, Inc.
	6.88%, 05/01/12	Baa1	613,622
270,000	Belo Corp.
	8.00%, 11/01/08	Baa3	308,676
450,000	Continental Cablevision, Inc.
	8.30%, 05/15/06	Baa3	484,967
505,000	Cox Communications, Inc.
	7.13%, 10/01/12	Baa2	547,967
225,000	Cox Enterprises, Inc. (e)
	4.38%, 05/01/08	Baa1	219,699
700,000	Echostar DBS Corp.
	5.75%, 10/01/08	Ba3	703,500
500,000	News America Holdings, Inc.
	7.38%, 10/17/08	Baa3	556,427
300,000	Time Warner Cos., Inc.
	7.57%, 02/01/24	Baa1	338,891
450,000	Time Warner Entertainment Co.
	7.25%, 09/01/08	Baa1	499,454
180,000	Viacom, Inc.
	5.50%, 05/15/33	A3	167,519
450,000	Viacom, Inc.
	7.88%, 07/30/30	A3	549,739
			4,990,461

	Metal Fabricate & Hardware - 1.1%
$1,000,000	Precision Castparts Corp.
	5.60%, 12/15/13	Baa3	$1,023,718

	Office & Business Equipment - 0.8%
750,000	Pitney Bowes, Inc.
	4.75%, 05/15/18	Aa3	730,165

	Oil & Gas - 5.7%
375,000	Burlington Resources, Inc.
	7.40%, 12/01/31	Baa1	453,558
580,000	Conoco Funding Co.
	5.45%, 10/15/06	A3	608,076
500,000	Conoco Funding Co.
	7.25%, 10/15/31	A3	599,109
450,000	Devon Financing Corp.
	6.88%, 09/30/11	Baa2	507,720
450,000	Devon Financing Corp.
	7.88%, 09/30/31	Baa2	552,287
230,000	Enterprise Products
	7.50%, 02/01/11	Baa3	261,873
350,000	Enterprise Products
	8.25%, 03/15/05	Baa3	357,767
690,000	Pioneer Natural Resources Co.
	5.88%, 07/15/16	Baa3	720,059
600,000	Texaco Capital, Inc.
	8.25%, 10/01/06	Aa3	662,820
400,000	XTO Energy, Inc.
	7.50%, 04/15/12	Baa3	469,915
			5,193,184

	Packaging & Containers - 2.0%
750,000	Illinois Tool Works, Inc.
	6.88%, 11/15/08	Aa3	839,701
970,000	Sealed Air Corp. (e)
	5.63%, 07/15/13	Baa3	997,296
			1,836,997

	Pharmaceuticals - 3.1%
700,000	Bergen Brunswig Corp. (f)
	7.25%, 06/01/05	BB	717,500
750,000	Lilly (Eli) & Co.
	7.13%, 06/01/25	Aa3	905,923
710,000	Medco Health Solutions, Inc.
	7.25%, 08/15/13	Ba1	791,414
330,000	Zeneca Wilmington
	7.00%, 11/15/23	Aa2	391,993
			2,806,830

	Pipelines - 0.6%
500,000	Duke Energy Field Services Corp.
	7.50%, 08/16/05	Baa2	519,553

	Retail - 3.0%
$595,000	Home Depot, Inc. (e)
	3.75%, 09/15/09	Aa3	$592,600
500,000	J.C. Penney Co., Inc.
	7.38%, 08/15/08	Ba3	552,500
900,000	J.C. Penney Co., Inc.
	7.95%, 04/01/17	Ba3	1,039,500
450,000	Wal-Mart Stores, Inc.
	7.55%, 02/15/30	Aa2	571,658
			2,756,258

	Savings & Loans - 1.0%
455,000	Washington Mutual Bank FA
	5.50%, 01/15/13	A3	471,478
450,000	Washington Mutual, Inc.
	4.38%, 01/15/08	A3	460,638
			932,116

	Telecommunications - 2.2%
500,000	BellSouth Corp.
	6.88%, 10/15/31	A1	545,992
680,000	Sprint Capital Corp.
	6.13%, 11/15/08	Baa3	733,977
120,000	Sprint Capital Corp.
	6.88%, 11/15/28	Baa3	125,867
120,000	Sprint Capital Corp.
	7.90%, 03/15/05	Baa3	122,936
450,000	Verizon Florida, Inc.
	6.13%, 01/15/13	A1	480,194
			2,008,966

	Transportation - 2.3%
900,000	CSX Corp.
	6.30%, 03/15/12	Baa2	980,475
189,000	CSX Corp.
	9.75%, 06/15/20	Baa2	258,228
261,000	Norfolk Southern Corp.
	9.75%, 06/15/20	Baa2	358,232
255,000	Union Pacific Corp.
	5.38%, 06/01/33	Baa2	232,973
250,000	Union Pacific Corp.
	6.63%, 02/01/08	Baa2	272,112
			2,102,020

	Total Corporate Notes and Bonds
	(Cost $66,966,885)		69,257,144

Par Value		Moody’s Ratings	Value
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (h) - 5.9%

$1,000,000	American Airlines, Inc., Pass-Through Trust, Series 1991 - C2
	9.73%, 09/29/14	Caa2	$686,630
570,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A2
	4.72%, 11/11/35	Aaa	576,694
250,000	Bear Stearns Mortgage Securities, Inc., Series 1999-WF2, Class A2, CMO
	7.08%, 06/15/09	Aaa	280,553
300,000	Citibank Credit Card Issuance Trust, Series 2000-Cl, CMO
	6.88%, 11/16/09	Aaa	331,160
500,000	General Electric Capital Commercial Mortgage Corp., Series 2002-1A, Class A3
	6.27%, 12/10/35	Aaa	554,197
500,000	GS Mortgage Securities Corp. II, Series 1997-GL, Class A2D
	6.94%, 07/13/30	Aaa	541,898
250,000	MBNA Master Credit Card Trust, Series 1995-C, Class A
	6.45%, 02/15/08	Aaa	257,158
250,000	Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class B, CMO
	6.08%, 01/15/39	Aa2	272,479
750,000	Morgan Stanley Dean Witter Capital I, Series 2003-T0P9, Class A2, CMO (f)
	4.74%, 11/13/36	AAA	759,152
57,585	Toyota Auto Receivables Owner Trust, Series 2002-B, Class A3
	3.76%, 06/15/06	Aaa	57,796
1,000,000	Union Acceptance Corp., Series 2000-B, Class B
	7.73%, 01/08/08	Aaa	1,006,716
	Total Asset-Backed and Mortgage-Backed Securities		5,324,433
	(Cost $5,665,864)

Par Value		Moody’s Ratings	Value
FOREIGN GOVERNMENT OBLIGATIONS (i) - 2.8%

450,000	Province of British Columbia
	5.38%, 10/29/08	Aa2	481,537
550,000	Province of Manitoba
	4.25%, 11/20/06	Aa2	566,774
500,000	Province of Ontario
	2.63%, 12/15/05	Aa2	499,920
500,000	Province of Quebec
	6.13%, 01/22/11	A1	554,487
450,000	Province of Quebec
	7.00%, 01/30/07	A1	489,813
	Total Foreign Government Obligations		2,592,531
	(Cost $2,469,059)

Par Value		Moody’s Ratings	Value
FOREIGN BONDS (i) - 10.8%

500,000	Alberta Energy Co., Ltd.
	7.38%, 11/01/31	Baa1	592,108
700,000	British Sky Broadcasting Group, Plc
	7.30%, 10/15/06	Baa3	753,418
450,000	British Telecom, Plc (g)
	8.38%, 12/15/10	Baa1	542,635

$400,000	Calpine Canada Energy Finance (a)
	8.50%, 05/01/08	Caa1	$276,000
355,000	Canadian Pacific Ltd.
	9.45%, 08/01/21	Baa2	498,198
450,000	Canadian Pacific Railroad
	5.75%, 03/15/33	Baa2	444,334
450,000	Diageo Capital, Plc
	3.50%, 11/19/07	A2	451,018
890,000	Domtar, Inc.
	5.38%, 12/01/13	Baa3	882,075
100,000	KFW International Finance, Inc.
	4.25%, 04/18/05	Aaa	101,092
450,000	Norske Skog Canada, Ltd. (e)
	7.38%, 03/01/14	Ba3	470,250
790,000	Royal Bank of Scotland Group, Plc
	4.70%, 07/03/18	Aa3	743,317
1,000,000	St. George Bank, Ltd., Yankee Debenture (e)
	7.15%, 10/15/05	A3	1,038,566
435,000	Stora Enso Oyj
	7.38%, 05/15/11	Baa1	502,656
500,000	Telus Corp.
	7.50%, 06/01/07	Baa3	548,278
460,000	Tembec Industries, Inc.
	8.50%, 02/01/11	Ba3	480,700
435,000	Tyco International Group S.A. (e)
	6.00%, 11/15/13	Baa3	469,469
490,000	Tyco International Group S.A.
	6.38%, 10/15/11	Baa3	541,901
500,000	Vodafone Group, Plc
	6.25%, 11/30/32	A2	530,195
	Total Foreign Bonds		9,866,210
	(Cost $9,522,712)

Shares		Moody’s Ratings	Value
INVESTMENT COMPANY - 0.0%

10,792	Marshall Money Market Fund	NR	10,792
	Total Investment Company		10,792
	(Cost $10,792)

Total Investments - 98.5%			89,703,255
(Cost $87,150,074)
Net Other Assets and Liabilities - 1.5%			1,358,129
Total Net Assets - 100.0%			$91,061,384

(a)

All or a portion of this security is out on loan at September 30, 2004; the value of the securities loaned amounted to $3,051,504. The value of collateral amounted to $3,179,830 which consisted of cash equivalents.

(b)	Variable rate security. The rate shown reflects rate in effect at period end.

(c)	Security is valued by management.

(d)

Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At September 30, 2004, these securities amounted to $233,123 or 0.3% of net assets.

(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At September 30, 2004, these securities amounted to $4,233,380 or 4.6% of net assets.

(f)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

(g)

Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.

(h)	Pass Through Certificates.

(i)	U.S. currency denominated.

CMO	Collateralized Mortgage Obligation

MTN	Medium Term Note

NR	Not Rated

ALLMERICA  SECURITIES  TRUST

FEDERAL INCOME TAX INFORMATION

At September 30, 2004, the aggregate cost of investment securities for tax purposes was $87,150,074. Net unrealized appreciation (depreciation) aggregated $2,553,181 of which $3,461,893 related to appreciated investment securities and $(908,712) related to depreciated investment securities.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

Moody’s Rating		S&P Ratings

Aaa	6.6%	AAA	0.8%
Aa	21.1%	BB	0.8%
A	22.3%
Baa	34.9%		1.6%
Ba	9.2%
Caa	1.1%
NR (Not Rated)	3.2%

	98.4%

SECURITY VALUATION

Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued using an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value.  If not valued by a pricing service, such securities are valued at prices obtained from independent brokers.  Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees.  Short-term investments that mature in 60 days or less are valued at amortized cost.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

At September 30, 2004, one security with a value of $233,123 or 0.3% of net assets was valued by management under the direction of the Board of Trustees.

RESTRICTED SECURITIES

At September 30, 2004, the Trust owned the following restricted security constituting 0.3% of net assets, which may not be publicly sold without registration under the Securities Act of 1933. The Trust would bear the registration costs in connection with the disposition of restricted securities held in the portfolio. The Trust does not have the right to demand that such securities be registered. The value of restricted securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Board of Trustees. Additional information on the restricted security is as follows:

Issuer	Date Acquisition	Par Amount	Cost at Acquisition	Value
Jones (Edward D.) & Co., LP	05/06/94	$222,011	$222,011	$233,123

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes to internal control over financial reporting: Not Applicable

Item 3.	Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allmerica Securities Trust

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman

Date:  November 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman
(Principal Executive Officer)

Date:   November 16, 2004

By:	/s/ Paul T. Kane
Paul T. Kane
Assistant Vice President and Treasurer
(Principal Financial Officer)

Date:   November 16, 2004